DEPOSITS BY BANKS	12 Months Ended
Dec. 31, 2024
Disclosure Of Deposits From Banks [Abstract]
DEPOSITS BY BANKS	21. DEPOSITS BY BANKS

		Group
	2024	2023
	£m	£m
Items in the course of transmission	523	732
Deposits held as collateral	723	888
Other deposits(1)	12,791	18,737
	14,037	20,357
(1)Includes balance drawn from the TFSME of £11bn (2023: £17bn).